Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0001734342
Registrant Name	Amerant Bancorp Inc.
Registration File Number	333-296741
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES